Lease agreements - Right-of-use assets - Net book value (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 8,175	€ 7,936	€ 7,702	€ 7,009
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	14,203
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(5,582)
Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(446)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	4,424	4,667	4,930
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	8,574
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(3,704)
Land and buildings [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(446)
Networks and devices [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3,522	3,049	2,516
Networks and devices [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	5,112
Networks and devices [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(1,590)
Technology Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	59	59	55
Technology Equipment [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	132
Technology Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(73)
Other right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	170	€ 161	€ 201
Other right-of-use assets [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	385
Other right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ (215)